Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes

Note 24. Income Taxes

On January 1, 2019, the Mexican government eliminated the right to offset any tax credit against any payable tax (general offset or compensación universal). As of such date, the right to offset any tax credit will be against taxes of the same nature and payable by the same person (not being able to offset tax credits against taxes payable by third parties).

On January 1, 2019, a new tax reform became effective in Colombia. This reform reduced the income tax rate from 33.0% to 32.0% for 2020, to 31.0% for 2021 and to 30.0% for 2022. The minimum assumed income tax (renta presuntiva sobre el patrimonio) was also reduced from 3.5% to 1.5% for 2019 and 2020, and to null for 2021. In addition, the capitalization ratio was adjusted from 3:1 to 2:1 for operations with related parties only. As mentioned above, as of January 1, 2019, the value-added tax will be calculated at each sale instead of applied only to the first sale (being able to transfer the value-added tax throughout the entire supply chain). For the companies located in the free trade zone, the value-added tax will be calculated based on the cost of production instead of the cost of the imported raw materials (therefore, we will be able to credit the value added-tax on goods and services against the value added-tax on the sales price of our products). The municipality sales tax will be 50.0% credited against payable income tax for 2019 and 100.0% credited for 2020. Finally, the value-added tax paid on acquired fixed assets will be credited against income tax or the minimum assumed income tax.

The Tax Reform increases the dividend tax on distributions to foreign nonresidents entities and individuals from 5% to 7.5%. In addition, the tax reform establishes a 7.5% dividend tax on distributions between Colombian companies. The tax will be charged only on the first distribution of dividends between Colombian entities and may be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders nonresident shareholders (individuals or entities) or to Colombian individual residents.

On January 1, 2019 a tax reform became effective in Costa Rica. This reform will allow that tax on sales not only be applied to the first sale, but also to be applied and transferred at each sale; therefore, the tax credits on tax on sales will be recorded not only on goods related to production and on administrative services, but on a greater number of goods and services. Value-added tax on services provided within Costa Rica will be charged at tax rate of 13.0% if provided by local suppliers or withheld at the same rate if provided by foreigner suppliers. Although a territorial principle is still applicable in Costa Rica for operations abroad, a tax rate of 15.0% has been imposed on capital gains from the sale of assets located in Costa Rica. New income tax withholding rates were imposed on salaries and compensations of employees, at the rates of 25.0% and 20.0% (which will be applicable depending on the employee’s salary), respectively. Finally, the thin capitalization rules were adjusted to provide that the interest expenses (generated with non-members of the financial system) that exceed 20.0% of the company’s EBITDA will not be deductible for tax purposes.

On January 1, 2018, a tax reform became effective in Argentina. This reform reduced the income tax rate from 35.0% to 30.0% for 2018 and 2019, and then to 25.0% for the following years. In addition, such reform imposed a new tax on dividends paid to non-resident stockholders and resident individuals at a rate of 7.0% for 2018 and 2019, and then to 13.0% for the following years. For sales taxes in the province of Buenos Aires, the tax rate decreased from 1.75% to 1.5% in 2018; however, in the City of Buenos Aires, the tax rate increased from 1.0% to 2.0% in 2018, and will be reduced to 1.5% in 2019, 1.0% in 2020, 0.5% in 2021 and null in 2022.

In addition, the excise tax on concentrate in Brazil was reduced from 20.0% to 4.0% from September 1, 2018 to December 31, 2018. Temporarily the excise tax rate on concentrate increased from 4.0% to 12.0% from January 1, 2019 to June 30, 2019, then it will be reduced to 8.0% from July 1, 2019 to January 1, 2020. On January 1, 2020 the excise tax rate will be reduced back to 4.0%.

On January 1, 2017, a general tax reform became effective in Colombia. This reform reduced the income tax rate from 35.0% to 34% for 2017 and then to 33% for the following years. In addition, this reform includes an extra income tax rate of 6.0% for 2017 and 4.0% for 2018, for entities located outside free trade zone. Regarding taxpayers located in free trade zone, the special income tax rate increase to from 15% to 20% for 2017. Additionally, the reform eliminated the temporary tax on net equity, the supplementary income tax (9.0%) as contribution to social programs and the temporary contributions to social programs at a rate of 5.0%, 6.0%, 8.0% and 9.0% for the years 2015, 2016, 2017 and 2018, respectively. For 2017, the dividends received by individuals that are Colombian residents will be subject to a withholding of 10.0%; the dividends received by foreign individuals or entities non-residents in Colombia will be subject to a withholding of 5.0%. Finally, regarding the presumptive income on patrimony, the rate increased to a 3.5% for 2017 instead of 3.0% in 2016. Starting in 2017, the Colombian general rate of value-added tax (“VAT”) increased to 19.0%, replacing the 16.0% rate in effect till 2016.

During 2017, the Mexican government issued the Repatriation of Capital Decree which was valid from January 19 until October 19, 2017. Through this decree, a fiscal benefit was attributed to residents in Mexico by applying an income tax of 8% (instead of the statutory rate of 30% normally applicable) to the total amount of income returned to the country resulting from foreign investments held until December 2016.

Additionally, the Repatriation of Capital Decree sustains that the benefit will solely apply to income and investments returned to the country throughout the period of the decree. The resources repatriated must be invested during the fiscal year of 2017 and remain in national territory for a period of at least two years from the return date.

Also in Brazil, starting 2016 the rates of value-added tax in certain states will be changed as follows: Mato Grosso do Sul – from 17.0% to 20.0%; Rio Grande do Sul from 18.0% to 20.0%; Minas Gerais-the tax rate will remain at 18.0% but there will be an additional 2.0% as a contribution to poverty eradication just for the sales to non-taxpayer (final consumers); Rio de Janeiro-the contribution related to poverty eradication fund will be increased from 1.0% to 2.0% effectively in April; Paraná-the rate will be reduced to 16.0% but a rate of 2.0% as a contribution to poverty eradication will be charged on sales to non-taxpayers.

Additionally in Brazil, starting on January 1, 2016, the rates of federal production tax were reduced, and the rates of the federal sales tax were increased. These rates continued to increase in 2017 and 2018. However, the Supreme Court decided in early 2017 that the value-added tax will not be used as the basis for calculating the federal sales tax, which resulted in a reduction of the federal sales tax. Notwithstanding the above, the tax authorities appealed the Supreme Court’s decision and are still waiting for a final resolution. In 2018, the federal production and sales taxes together resulted in an average of 16.5% tax over net sales for Coca-Cola FEMSA.

24.1 Income Tax

The major components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are:

	2018		2017		2016
Current tax expense	Ps.	10,480	Ps.	18,592	Ps.	13,548
Deferred tax expense:
Origination and reversal of temporary differences		491		(7,546)		(3,947)
(Recognition) of tax losses, net		(927)		(823)		(1,693)
Change in the statutory rate		125		(10)		(20)

Total deferred tax income		(311)		(8,379)		(5,660)

	Ps.	10,169	Ps.	10,213	Ps.	7,888

Recognized in Consolidated Statement of Other Comprehensive Income (“OCI”)

Income tax related to items charged or recognized directly in OCI during the period:	2018		2017		2016
Unrealized loss on cash flow hedges	Ps.	(293)	Ps.	(191)	Ps.	745
Exchange differences on translation of foreign operations		(2,647)		387		4,478
Remeasurements of the net defined benefit liability		287		(154)		(49)
Share of the other comprehensive income of equity accounted investees		989		(1,465)		(1,385)

Total income tax cost recognized in OCI	Ps.	(1,664)	Ps.	(1,423)	Ps.	3,789

A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(4.0%)	(5.7%)	(2.4%)
Annual inflation tax adjustment	(1.2%)	0.5%	0.6%
Difference between statutory income tax rates	1.8%	1.2%	1.2%
Repatriation of capital benefit decree	—	(22.6%)	—
Non-deductible expenses	3.2%	2.6%	2.8%
Non-taxable income	(0.5%)	—	(0.4%)
Effect of changes in Argentina tax law	(0.9%)	—	—
Income tax credits	—	(2.0%)	(3.9%)
Venezuela deconsolidation effect	—	28.6%	—
Others	1.8%	(4.1%)	(0.3%)

	30.2%	28.6%	27.6%

Deferred Income Tax Related to:

	Consolidated Statement of Financial Position as of				Consolidated Statement of Income
	December 31, 2018		December 31, 2017		2018		2017		2016
Allowance for doubtful accounts	Ps.	(416)	Ps.	(152)	Ps.	93	Ps.	16	Ps.	(17)
Inventories		80		(151)		(27)		(71)		(151)
Other current assets		75		101		(31)		34		(80)
Property, plant and equipment, net (3)		(3,841)		(2,733)		(851)		(2,349)		670
Investments in equity accounted investees		(5,979)		(6,989)		40		(5,094)		75
Other assets		212		254		(82)		(155)		234
Finite useful lived intangible assets		271		894		627		207		(1,506)
Indefinite lived intangible assets		10,331		9,957		758		968		7,391
Post-employment and other long-term employee benefits		(1,058)		(965)		(148)		(77)		(34)
Derivative financial instruments		21		84		(63)		(171)		128
Provisions		(2,761)		(3,500)		1,122		(636)		(411)
Temporary non-deductible provision		(1,400)		(222)		(293)		(144)		(9,118)
Employee profit sharing payable		(403)		(351)		(27)		(11)		(29)
Tax loss carryforwards		(9,558)		(10,218)		(927)		(547)		(1,693)
Tax credits to recover (2)		(1,855)		(2,308)		(109)		(1,059)		(1,150)
Other comprehensive income (1)		229		239		(54)		(224)		—
Exchange differences on translation of foreign operations in OCI		5,202		7,168		—		—		—
Other liabilities		193		(828)		(324)		948		102

Deferred tax income					Ps.	(296)	Ps.	(8,355)	Ps.	(5,589)
Deferred tax income net recorded in share of the profit of equity accounted investees						(15)		(24)		(71)

Deferred tax income, net					Ps.	(311)	Ps.	(8,379)	Ps.	(5,660)

Deferred income taxes, net		(10,657)		(9,720)
Deferred tax asset		(16,543)		(15,853)
Deferred tax liability		Ps. 5,886	Ps.	6,133

(1)	Deferred tax related to derivative financial instruments and remeasurements of the net defined benefit liability.
(2)

Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with a related and non-related parties.

(3)

As a result of the change in the application of the law, the Company recognized a deferred tax liability in Venezuela for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year as disclosed in the effective tax rate reconciliation. The liability was recognized in 2017 upon deconsolidation of Coca-Cola FEMSA’s Venezuelan operations.

Deferred tax related to Other Comprehensive Income (“AOCI”)

Income tax related to items charged or recognized directly in AOCI as of the year:	2018		2017
Unrealized loss on derivative financial instruments	Ps.	361	Ps.	641
Remeasurements of the net defined benefit liability		(132)		(402)

Total deferred tax loss related to AOCI	Ps.	229	Ps.	239

The changes in the balance of the net deferred income tax asset are as follows:

	2018		2017		2016
Balance at the beginning of the period	Ps.	(9,720)	Ps.	(1,016)	Ps.	(2,063)
Deferred tax provision for the period		(311)		(8,218)		(5,660)
Deferred tax income net recorded in share of the profit of equity accounted investees		165		(67)		71
Acquisition of subsidiaries (see Note 4)		(316)		(367)		1,375
Effects in equity:
Unrealized loss on cash flow hedges		(445)		(83)		1,008
Exchange differences on translation of foreign operations		(1,762)		(1,472)		3,260
Remeasurements of the net defined benefit liability		543		131		(479)
Retained earnings of equity accounted investees		54		(38)		(224)
Cash flow hedges in foreign investments		310		(540)		(618)
Restatement effect of the period and beginning balances associated with hyperinflationary economies		438		1,689		2,314
Disposal of subsidiaries		387		—		—
Deconsolidation of subsidiaries		—		261		—

Balance at the end of the period	Ps.	(10,657)		Ps. (9,720)	Ps.	(1,016)

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes are levied by the same tax authority.

Tax Loss Carryforwards

The subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. The tax losses carryforwards and corresponding years of expiration are as follows:

Year	Tax Loss Carryforwards
2019	Ps.	716
2020		301
2021		338
2022		370
2023		288
2024		744
2025		4,029
2026		4,483
2027		728
2028 and thereafter		3,023
No expiration (Brazil and Colombia)		14,921

	Ps.	29,941

The Company recorded certain goodwill balances due to acquisitions that are deductible for Brazilian income tax reporting purposes. The deduction of such goodwill amortization has resulted in the creation of NOLs in Brazil. NOLs in Brazil have no expiration, but their usage is limited to 30% of Brazilian taxable income in any given year. As of December 31, 2018, The Company believes that it is more likely than not that it will ultimately recover such NOLs through the reversal of temporary differences and future taxable income. Accordingly the related deferred tax assets have been fully recognized.

The changes in the balance of tax loss carryforwards are as follows:

	2018		2017
Balance at beginning of the period	Ps.	29,487	Ps.	27,452
Reserved		(306)		—
Additions		4,124		5,673
Usage of tax losses		(1,385)		(3,157)
Translation effect of beginning balances		(1,979)		(481)

Balance at end of the period	Ps.	29,941	Ps.	29,487

There were no withholding taxes associated with the payment of dividends in either 2018, 2017 or 2016 by the Company to its shareholders.

The Company has determined that undistributed profits of its subsidiaries will not be distributed in the foreseeable future. As of December 31, 2018, 2017 and 2016, the temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized aggregate to Ps. 45,305, Ps. 41,915 andPs. 41,204, respectively.

24.2 Recoverable taxes

Recoverable taxes are mainly integrated by higher provisional payments of income tax during 2018 in comparison to prior year, which will be compensated during 2019.

The operations in Guatemala, Panama and Colombia are subject to a minimum tax, which is based primary on a percentage of assets and gross margin, except in the case of Panama. Any payments are recoverable in future years, under certain conditions.